SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	$ 56,479	$ 21,729
Work in progress	98,113	127,614
Raw materials	136,906	245,315
Less: inventory write down	(40,613)	(103,629)
Total	$ 250,885	$ 291,029